Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 3,224	$ 2,651
Other comprehensive income (loss), net of tax
Unrealized holding gains (losses) on available-for-sale securities during the period, net of taxes (benefits) of $(17) and $245 for each respective period	(32)	476
Reclassification adjustment for realized gains on available-for-sale securities included in net income, net of tax of $(11) and $(9) each respective period	(21)	(17)
Change in funded status of defined benefit plan, net of benefit of $(83) and taxes of $(89) for each respective period	(158)	(172)
Amortization of prior service included in net periodic pension expense, net of tax (benefits) of $(30) and $(30) for each respective period	(59)	(59)
Amortization of net loss included in net periodic pension cost, net of tax of $16 and $10 for each respective period	32	20
Comprehensive income	$ 2,986	$ 2,899